Additional cash flow information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in liabilities arising from financing activities [abstract]
Beginning balance	$ 24,125	$ 22,045
Cash flows used in financing activities
(Decrease) increase in notes payable	(123)	333
Issue of long-term debt	2,996	3,011
Repayment of long-term debt	(2,713)	(2,653)
Cash dividends paid on common and preferred shares	(2,828)	(2,639)
Cash dividends paid by subsidiaries to non-controlling interests	(16)	(34)
Other financing activities	(77)	(60)
Total cash flows from (used in) financing activities excluding equity	(2,761)	(2,042)
Non-cash changes arising from
Finance lease additions	414	339
Dividends declared on common and preferred shares	2,856	2,692
Dividends declared by subsidiaries to non-controlling interests	5	45
Effect of changes in foreign exchange rates	0	0
Business acquisitions	96	972
Other	192	74
Total non-cash changes	3,563	4,122
Ending balance	24,927	24,125
DEBT DUE WITHIN ONE YEAR AND LONG-TERM DEBT
Changes in liabilities arising from financing activities [abstract]
Beginning balance	23,393	21,459
Cash flows used in financing activities
(Decrease) increase in notes payable	(241)	452
Issue of long-term debt	2,996	3,011
Repayment of long-term debt	(2,713)	(2,653)
Cash dividends paid on common and preferred shares	0	0
Cash dividends paid by subsidiaries to non-controlling interests	0	0
Other financing activities	(42)	(44)
Total cash flows from (used in) financing activities excluding equity	0	766
Non-cash changes arising from
Finance lease additions	414	339
Dividends declared on common and preferred shares	0	0
Dividends declared by subsidiaries to non-controlling interests	0	0
Effect of changes in foreign exchange rates	341	(198)
Business acquisitions	96	972
Other	161	55
Total non-cash changes	1,012	1,168
Ending balance	24,405	23,393
DERIVATIVE TO HEDGE FOREIGN CURRENCY ON DEBT
Changes in liabilities arising from financing activities [abstract]
Beginning balance	54	(31)
Cash flows used in financing activities
(Decrease) increase in notes payable	118	(119)
Issue of long-term debt	0	0
Repayment of long-term debt	0	0
Cash dividends paid on common and preferred shares	0	0
Cash dividends paid by subsidiaries to non-controlling interests	0	0
Other financing activities	0	6
Total cash flows from (used in) financing activities excluding equity	118	(113)
Non-cash changes arising from
Finance lease additions	0	0
Dividends declared on common and preferred shares	0	0
Dividends declared by subsidiaries to non-controlling interests	0	0
Effect of changes in foreign exchange rates	(341)	198
Business acquisitions	0	0
Other	0	0
Total non-cash changes	(341)	198
Ending balance	(169)	54
DIVIDENDS PAYABLE
Changes in liabilities arising from financing activities [abstract]
Beginning balance	678	617
Cash flows used in financing activities
(Decrease) increase in notes payable	0	0
Issue of long-term debt	0	0
Repayment of long-term debt	0	0
Cash dividends paid on common and preferred shares	(2,828)	(2,639)
Cash dividends paid by subsidiaries to non-controlling interests	(16)	(34)
Other financing activities	0	0
Total cash flows from (used in) financing activities excluding equity	(2,844)	(2,673)
Non-cash changes arising from
Finance lease additions	0	0
Dividends declared on common and preferred shares	2,856	2,692
Dividends declared by subsidiaries to non-controlling interests	5	45
Effect of changes in foreign exchange rates	0	0
Business acquisitions	0	0
Other	(4)	(3)
Total non-cash changes	2,857	2,734
Ending balance	691	678
OTHER LIABILITIES
Changes in liabilities arising from financing activities [abstract]
Beginning balance	0	0
Cash flows used in financing activities
(Decrease) increase in notes payable	0	0
Issue of long-term debt	0	0
Repayment of long-term debt	0	0
Cash dividends paid on common and preferred shares	0	0
Cash dividends paid by subsidiaries to non-controlling interests	0	0
Other financing activities	(35)	(22)
Total cash flows from (used in) financing activities excluding equity	(35)	(22)
Non-cash changes arising from
Finance lease additions	0	0
Dividends declared on common and preferred shares	0	0
Dividends declared by subsidiaries to non-controlling interests	0	0
Effect of changes in foreign exchange rates	0	0
Business acquisitions	0	0
Other	35	22
Total non-cash changes	35	22
Ending balance	$ 0	$ 0